SHAREHOLDERS’ EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred shares authorized (in shares)	25,000,000	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares outstanding (in shares)	0	0
Preferred shares issued (in shares)	0	0
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares outstanding (in shares)	118,217,630	112,026,440
Common stock, voting rights	one
Class A Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Common shares outstanding (in shares)	118,217,630	112,026,440	101,228,857	86,460,560
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares outstanding (in shares)	10,019,983	10,666,528
Common stock, voting rights	one
Class B Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Common shares outstanding (in shares)	10,019,983	10,666,528	20,847,553	21,104,225